Expense Example - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIP Target Volatility Portfolio	Apr. 30, 2025 USD ($)
VIP Target Volatility Portfolio - Service Class
Expense Example:
1 year	$ 70
3 years	248
5 years	446
10 years	1,018
VIP Target Volatility Portfolio - Service Class 2
Expense Example:
1 year	86
3 years	295
5 years	527
10 years	$ 1,195